Indebtedness (Short-Term Borrowings) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Amount Outstanding	$ 1,511	$ 1,747
Commercial Paper [Member]
Short-term Debt [Line Items]
Amount Outstanding	1,264	1,209
Average Year-End Rate	0.10%	0.20%
Bank Loans [Member]
Short-term Debt [Line Items]
Amount Outstanding	$ 247	$ 538
Average Year-End Rate	7.70%	6.00%